Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Invesco SteelPath MLP Alpha Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		33.06%	15.53%	4.08%
Performance Inception Date	Mar. 31, 2010
Invesco SteelPath MLP Alpha Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		31.27%	12.24%	1.99%
Invesco SteelPath MLP Alpha Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.51%	10.59%	2.06%
Invesco SteelPath MLP Alpha Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		38.63%	15.95%	4.07%
Performance Inception Date	Aug. 25, 2011
Invesco SteelPath MLP Alpha Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent		40.33%	16.52%	4.38%	[1]
Performance Inception Date	May 24, 2019
Invesco SteelPath MLP Alpha Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		41.24%	17.13%	4.93%
Performance Inception Date	Mar. 31, 2010
Invesco SteelPath MLP Alpha Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent		41.11%	17.13%	4.82%	[1]
Performance Inception Date	May 24, 2019
Invesco SteelPath MLP Alpha Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		41.14%	17.20%	5.01%
Performance Inception Date	Jun. 28, 2013
Invesco SteelPath MLP Alpha Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.41%	15.56%	3.67%
Invesco SteelPath MLP Alpha Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Invesco SteelPath MLP Alpha Plus Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		39.63%	16.25%	2.28%
Performance Inception Date	Feb. 06, 2012
Invesco SteelPath MLP Alpha Plus Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		45.77%	16.63%	2.24%
Performance Inception Date	May 22, 2012
Invesco SteelPath MLP Alpha Plus Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent		47.73%	17.32%	2.62%	[2]
Performance Inception Date	May 24, 2019
Invesco SteelPath MLP Alpha Plus Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		48.13%	17.83%	3.11%
Performance Inception Date	Dec. 30, 2011
Invesco SteelPath MLP Alpha Plus Fund | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		46.27%	13.86%	0.72%
Invesco SteelPath MLP Alpha Plus Fund | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		29.41%	11.92%	1.04%
Invesco SteelPath MLP Alpha Plus Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent		48.29%	17.93%	3.05%	[2]
Performance Inception Date	May 24, 2019
Invesco SteelPath MLP Alpha Plus Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		48.39%	18.05%	3.29%
Performance Inception Date	Jun. 28, 2013
Invesco SteelPath MLP Alpha Plus Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.41%	15.56%	3.67%
Invesco SteelPath MLP Alpha Plus Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Invesco SteelPath MLP Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		17.83%	14.87%	4.59%
Performance Inception Date	Mar. 31, 2010
Invesco SteelPath MLP Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.78%	10.94%	2.22%
Invesco SteelPath MLP Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.79%	9.67%	2.26%
Invesco SteelPath MLP Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		22.81%	15.36%	4.58%
Performance Inception Date	Jun. 10, 2011
Invesco SteelPath MLP Income Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent		24.53%	15.92%	4.92%	[3]
Performance Inception Date	May 24, 2019
Invesco SteelPath MLP Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		25.22%	16.49%	5.44%
Performance Inception Date	Mar. 31, 2010
Invesco SteelPath MLP Income Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent		24.70%	16.52%	5.33%	[3]
Performance Inception Date	May 24, 2019
Invesco SteelPath MLP Income Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		25.41%	16.61%	5.52%
Performance Inception Date	Jun. 28, 2013
Invesco SteelPath MLP Income Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.41%	15.56%	3.67%
Invesco SteelPath MLP Income Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Invesco SteelPath MLP Select 40 Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		23.48%	13.96%	4.84%
Performance Inception Date	Mar. 31, 2010
Invesco SteelPath MLP Select 40 Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.62%	10.73%	2.84%
Invesco SteelPath MLP Select 40 Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.93%	9.33%	2.71%
Invesco SteelPath MLP Select 40 Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		28.82%	14.40%	4.79%
Performance Inception Date	Jul. 14, 2011
Invesco SteelPath MLP Select 40 Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent		30.52%	14.96%	5.18%	[4]
Performance Inception Date	May 24, 2019
Invesco SteelPath MLP Select 40 Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		30.97%	15.50%	5.70%
Performance Inception Date	Mar. 31, 2010
Invesco SteelPath MLP Select 40 Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent		31.08%	15.59%	5.62%	[4]
Performance Inception Date	May 24, 2019
Invesco SteelPath MLP Select 40 Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		31.14%	15.60%	5.78%
Performance Inception Date	Jun. 28, 2013
Invesco SteelPath MLP Select 40 Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.41%	15.56%	3.67%
Invesco SteelPath MLP Select 40 Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%

[1]	Performance shown prior to the inception date is that of the predecessor fund's
Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R and Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[2]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R and Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[3]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R and Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[4]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R and Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.